Digital assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital assets [abstract]
Schedule of changes in digital assets balance	The changes in the digital assets balance for the following periods are as follows:
	January 1, 2026 Balance	Additions	Dispositions	Unrealized (loss) gain	June 30, 2026 Balance
	$	$	$	$	$
Bitcoin	2,287,611	3,379,191	(64,669)	(1,379,617)	4,222,516
Solana	1,336,507	670,000	—	(615,391)	1,391,116
ETH	54,749	—	—	(25,744)	29,005
XRP	—	154,000	—	(55,817)	98,183
SUI	22,683	—	—	(11,423)	11,260
LINK	113,890	85,000	—	(63,315)	135,575
	3,815,440	4,288,191	(64,669)	(2,151,307)	5,887,655

	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	December 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,827,102	(647,000)	(249,368)	2,287,611
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	2,052,166	(661,503)	(404,195)	1,336,507
ETH	—	132,093	(47,000)	(30,344)	54,749
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	(27,317)	22,683
LINK	—	221,215	—	(107,325)	113,890
	861,230	5,632,576	(1,906,503)	(771,863)	3,815,440

Schedule of fair value hierarchy

The following table presents the Company’s digital assets, measured at fair value less and categorized into levels of the fair value hierarchy on the condensed consolidated interim statements of financial position as at the following:

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,887,655	—
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	3,815,440	—